Combined and Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Stock [Member]	Shareholder Subscription [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance, value at Sep. 30, 2021						$ (150,254)	$ (3,601)	$ (153,855)	$ (1,122)	$ (154,977)
Balance, shares at Sep. 30, 2021			71,099,300
Net loss						(5,614)		(5,614)	(551)	(6,165)
Non-controlling interest capital contribution									1,568	1,568
Acquisition of non-controlling interests in subsidiaries					(25)			(25)	25
Changes in non-controlling interests results in disposal of subsidiaries									(43)	(43)
Net loss attributable to mezzanine equity						98		98		98
Accretion to redemption value of mezzanine equity					(13,096)	(98)		(13,194)		(13,194)
Reclassification of mezzanine equity to permanent equity					20,325			20,325		20,325
Foreign currency translation							14,349	14,349	7	14,356
Balance, value at Sep. 30, 2022					7,204	(155,868)	10,748	(137,916)	(116)	(138,032)
Balance, shares at Sep. 30, 2022			71,099,300
Net loss						(10,152)		(10,152)	(397)	(10,549)
Net loss attributable to mezzanine equity						162		162		162
Accretion to redemption value of mezzanine equity					(11,425)	(162)		(11,587)		(11,587)
Foreign currency translation							3,951	3,951	(16)	3,935
Capital contribution from principal shareholders					8,800			8,800		8,800
Capital contribution from principal shareholders, shares			2,481,200
Balance, value at Sep. 30, 2023					4,579	(166,020)	14,699	(146,742)	(529)	(147,271)
Balance, shares at Sep. 30, 2023			73,580,500
Net loss						(10,856)		(10,856)	(250)	(11,106)
Net loss attributable to mezzanine equity						153		153		153
Accretion to redemption value of mezzanine equity					(4,020)	(6,280)		(10,300)		(10,300)
Foreign currency translation							(3,732)	(3,732)	47	(3,685)
Re-designation of ordinary shares into Class A Ordinary Shares
Re-designation of ordinary shares into Class A Ordinary Shares, shares	38,985,400		(38,985,400)
Re-designation of ordinary shares into Class B Ordinary Shares
Re-designation of ordinary shares into Class B Ordinary Shares, shares		34,595,100	(34,595,100)
Issuance of ordinary shares upon Initial public offering (“IPO”), net of issuance costs					9,029			9,029		9,029
Issuance of ordinary shares upon Initial public offering "IPO", net of issuance costs, shares	2,500,000
Offering cost incurred for IPO					(2,603)			(2,603)		(2,603)
Reduction of capital									(704)	(704)
Adoption of ASC326						2		2		2
Conversion of redeemable principal interests into ordinary shares upon IPO					77,839	53,469		131,308		131,308
Conversion of redeemable principal interests into ordinary shares upon IPO, shares	28,900,700
Balance, value at Sep. 30, 2024					$ 84,824	$ (129,532)	$ 10,967	$ (33,741)	$ (1,436)	$ (35,177)
Balance, shares at Sep. 30, 2024	70,386,100	34,595,100